Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 154,055	$ 15,926
Other receivables and prepayments	441,046	762,396
Short-term investments	5,482,099	5,587,984
Short-term investments - related party	2,524,197	3,378,706
Total current assets	8,601,397	9,745,012
Property, plant and equipment, net	100,291	134,606
Right of use assets	65,531	63,343
Other assets	5,774	21,400
TOTAL ASSETS	8,772,993	9,964,361
Current liabilities
Accounts payable	6,550	14,337
Taxes payable	1,874,584	1,796,608
Accrued liabilities and other current liabilities	294,605	313,363
Related party payable	131,498	403,690
Right of use liabilities	27,474	63,343
Total current liabilities	2,334,711	2,591,341
Right of use liabilities - non-current portion	28,656
TOTAL LIABILITIES	2,363,367	2,591,341
COMMITMENTS & CONTINGENCIES
Stockholders' Equity
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 11,421,393 shares issued and outstanding as of September 30, 2020 and March 31, 2020, respectively	1,142	1,142
Additional paid-in capital	8,943,065	8,943,065
Statutory reserves	589,659	589,659
Accumulated Deficit	(1,984,888)	(753,022)
Accumulated other comprehensive income	(577,674)	(860,047)
Total Stockholders’ equity	6,971,304	7,920,797
Noncontrolling interest	(561,678)	(547,777)
TOTAL EQUITY	6,409,626	7,373,020
TOTAL LIABILITIES AND STOCHOLDERS' EQUITY	$ 8,772,993	$ 9,964,361